Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 22, 2011

VIA EDGAR TRANSMISSION

Mr. James E. O’Connor, Esq.
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Managed Portfolio Series (the “Trust”)
File No.: 333-177508
on behalf of the CSC Small Cap Value Fund
REQUEST FOR ACCELERATION

Dear Mr. O’Connor:

On October 26, 2011, the Trust filed a registration statement on Form N-14 (the “Registration Statement”), which contained a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflected a proposal to shareholders of the CSC Small Cap Value Fund (the “Fund”), a series of CNI Charter Funds, to reorganize the Fund into the CSC Small Cap Value Fund, a series of the Trust.   The Registration Statement was to become effective on December 7, 2011 and the Trust filed a delaying amendment on December 7, 2011 to delay effectiveness of the Registration Statement so that it would not become effective on December 7, 2011.

On December 16, the Trust filed Pre-Effective Amendment No. 1 on Form N-14 under Rule 145 under the Securities Act of 1933 (the “1933 Act”) to (1) reflect the revisions discussed in the correspondence filed on December 8, 2011 in response to your comments on the Registration Statement; (2) make certain non-material changes as appropriate, and (3) file outstanding exhibits to the Registration Statement.

The Trust is filing this Pre-Effective Amendment No. 2 on Form N-14 under Rule 145 under the 1933 Act to file new powers of attorney as exhibits to Part C of the Registration Statement.

The Trust respectfully requests, pursuant to Rule 461 under the 1933 Act, that this Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-14 this day, Thursday, December 22, 2011, on behalf of the above-named Fund, be accelerated to become effective on Thursday, December 22, 2011, or as soon as practicable.

Pursuant to Rule 461(a) under the 1933 Act, attached is a separate letter from Quasar Distributors, LLC, the Trust’s principal underwriter, requesting that effectiveness of Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 be accelerated to Thursday, December 22, 2011, or as soon as practicable.

In addition, in connection with this request for acceleration, the Trust hereby acknowledges that:

1.           The Trust is responsible for the adequacy and accuracy of the disclosure in the Amendment;

2.           Should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective, it does not foreclose the Commission from taking any action with respect to the Amendment;

3.           The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and

4.           The Trust may not assert the action as a defense to any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Very truly yours,

Managed Portfolio Series

/s/ Angela L. Pingel
Angela L. Pingel, Esq.
Secretary

Enclosure

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 22, 2011

FILED VIA EDGAR

Mr. James E. O’Connor, Esq.
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Managed Portfolio Series (the “Trust”)
File No.: 333-177508
on behalf of the CSC Small Cap Value Fund
REQUEST FOR ACCELERATION

Dear Mr. O’Connor:

As the principal underwriter of the Trust and pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, we request that effectiveness of the Trust’s Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-14 on December 22, 2011, on behalf of the CSC Small Cap Value Fund, be accelerated to Thursday, December 22, 2011, or as soon as practicable.

Very truly yours,

QUASAR DISTRIBUTORS, LLC

/s/ James R. Schoenike

James R. Schoenike
President